Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases
22.	Leases

The statements of financial position shows the following amounts relating to leases:

	Year Ended
	December 31,	December 31,	December 31,
In thousands of $	2023	2022	2021
Right-of-use assets
Buildings	$16,798	$10,867	$9,688
Vehicles	3,191	1,835	1,664
Equipment	160	196	230
	$20,149	$12,897	$11,583

Lease liabilities
Current	$4,646	$3,417	$3,509
Non-current	15,354	9,009	7,956
	$20,000	$12,426	$11,465

Additions to the right-of-use assets amounted to $11.1 million for the year ended December 31, 2023, compared to $4.2 million and $5.7 million for the years ended December 31, 2022 and 2021 respectively.

The table below shows a maturity analysis of the lease liabilities as on December 31, 2023:

(in thousands of $)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contractual cash flows	Carrying amount
Lease liabilities	$4,286	$8,136	$5,754	$1,824	$20,000	$20,000

The consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss) shows the following amounts relating to leases:

	Year Ended
	December 31,
In thousands of $	2023	2022	2021
Depreciation charges
Buildings	$2,839	$2,179	$2,714
Vehicles	971	735	651
Equipment	36	35	34
	$3,846	$2,949	$3,399

Interest expense (included in finance cost)	$693	$1,343	$412
Expense relating to short-term leases	1,517	732	212
Expense relating to leases of low-value assets that are not shown above as short-term leases	40	21	7

The total cash outflow for leases in 2023, 2022 and 2021 was $3.8 million, $4.2 million and $4.5 million respectively.

The Company did not enter into any lease agreement with variable lease payments or residual value guarantees. The Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs. The Company exercises judgement in deciding whether it is reasonably certain that the extension options will be exercised.